Employee Benefit Plan, Summary of Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Investments Representing more than 10% of Net Plan Assets
The following presents investments that represent 10% or more of the Plan’s net assets available for benefits at December 31:

	2025		2024
	Amount	Percent of net assets	Amount	Percent of net assets
Fidelity Investments - 500 Index Fund	$30,110,075	13%	$—	—%
T. Rowe - Institutional Large-Cap Growth Fund	$21,149,538	9%	$18,873,901	10%
Vanguard - Institutional Index Fund	$—	—%	$24,279,105	12%